Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to the commitments disclosed elsewhere in the financial statements, the Company has incurred the following contractual commitments, either directly or through its interests in joint operations and joint ventures.
Approximate future payments under these agreements are as follows:

	2025	2026	2027	2028	2029	2030 and thereafter	Total
Natural gas, transportation and other contracts	75	68	65	66	64	425	763
Transmission	23	23	21	10	8	105	190
Coal supply agreements	75	—	—	—	—	—	75
Long-term service agreements	61	47	50	31	18	151	358
Operating leases	4	3	3	2	2	22	36
Growth	46	3	—	—	—	—	49
Total	284	144	139	109	92	703	1,471